UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2001

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Viewpoint Investment Partners
Address:          11995 El Camino Real, Suite 305
                  San Diego, CA  92130


Form 13F File Number:  28-06069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard S. Coons
Title:            President
Phone:            858/704-1310

Signature, Place, and Date of Signing:

                  /s/ Richard S. Coons       San Diego, CA           07/31/01
                  --------------------       -------------           --------
                  [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                   0
                                                       ---------------

Form 13F Information Table Entry Total:                             80
                                                       ---------------

Form 13F Information Table Value Total:                $        99,066
                                                       ---------------
                                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                    VIEWPOINT INVESTMENT PARTNERS
                                                              Form 13F
                                                               6/30/01
                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ------- --------       --------------------
Adept Technology               COM       006854103            495      50,000   Sh         SOLE     N/A        50,000
Alkermes Inc                   COM       01642T108          2,138      60,900   Sh         SOLE     N/A        60,900
American Power Conversion      COM       029066107          1,260      80,000   Sh         SOLE     N/A        80,000
Apple Computer                 COM       037833100          1,744      75,000   Sh         SOLE     N/A        75,000
Applied Films Corp             COM       038197109            609      29,000   Sh         SOLE     N/A        29,000
BSquared Corporation           COM       11776U102            720      68,500   Sh         SOLE     N/A        68,500
Baxter International Inc.      COM       071813109          1,515      30,000   Sh         SOLE     N/A        30,000
Beverley Enterprises           COM       087851309          1,605     150,000   Sh         SOLE     N/A       150,000
Bionutrics Inc.                COM       090946104             73      85,700   Sh         SOLE     N/A        85,700
Brocade Communications         COM       111621108            880      20,000   Sh         SOLE     N/A        20,000
CMGI Inc.                      COM       125750109            300     100,000   Sh         SOLE     N/A       100,000
Caremark RX Inc.               COM       141705103          7,128     433,300   Sh         SOLE     N/A       433,300
Check Point Software           ORD       M22465104          1,861      36,800   Sh         SOLE     N/A        36,800
Circuit City Stores            COM       172737108            900      50,000   Sh         SOLE     N/A        50,000
Clear Channel Communications   COM       184502102          1,254      20,000   Sh         SOLE     N/A        20,000
Coach Inc                      COM       189754104          2,161      56,800   Sh         SOLE     N/A        56,800
Coolsavings.com Inc            COM       216485102             38     127,000   Sh         SOLE     N/A       127,000
Credence Systems               COM       225302108            606      25,000   Sh         SOLE     N/A        25,000
Cumulus Media Inc              COM       231082108            407      30,000   Sh         SOLE     N/A        30,000
Dell Computer                  COM       247025109            654      25,000   Sh         SOLE     N/A        25,000
E.piphany                      COM       26881V100          1,321     130,000   Sh         SOLE     N/A       130,000
Electronic Arts Inc.           COM       285512109          2,316      40,000   Sh         SOLE     N/A        40,000
Electronic Data Systems        COM       285661104          1,238      19,800   Sh         SOLE     N/A        19,800
Gemstar Intl                   COM       36866W106          1,572      36,900   Sh         SOLE     N/A        36,900
Genentech Inc                  COM       368710406          1,708      31,000   Sh         SOLE     N/A        31,000
General Motors Corp            COM       370442832          1,043      50,000   Sh         SOLE     N/A        50,000
Genus Inc                      COM       372461103            671     139,700   Sh         SOLE     N/A       139,700
Georgia Pacific                COM       373298108            677      20,000   Sh         SOLE     N/A        20,000
Grey Wolf                      COM       397888108            100      25,000   Sh         SOLE     N/A        25,000
Harmonic Inc                   COM       413160102            673      67,300   Sh         SOLE     N/A        67,300
Hispanic Broadcasting Corp     COM       43357B104            574      20,000   Sh         SOLE     N/A        20,000
Hnc Software Inc               COM       40425P107          1,420      72,800   Sh         SOLE     N/A        72,800
I2 Technologies                COM       465754109            495      25,000   Sh         SOLE     N/A        25,000
i Basis                        COM       450732102            250      50,000   Sh         SOLE     N/A        50,000
Immunogen Inc                  COM       45253H101            800      40,000   Sh         SOLE     N/A        40,000
Instinet Group                 COM       457750107          1,864     100,000   Sh         SOLE     N/A       100,000
Integrated Circuit Systems     COM       45811K208          1,440      75,000   Sh         SOLE     N/A        75,000
Interneuron Pharmaceuticals    COM       460573108            594      70,000   Sh         SOLE     N/A        70,000
Lam Research                   COM       512807108          1,809      61,000   Sh         SOLE     N/A        61,000
Leap Wireless International    COM       521863100          1,809      59,700   Sh         SOLE     N/A        59,700
Limited Inc.                   COM       532716107            826      50,000   Sh         SOLE     N/A        50,000
Lockheed Martin                COM       539830109            823      22,200   Sh         SOLE     N/A        22,200
MGIC Investment Corp           COM       552848103          1,453      20,000   Sh         SOLE     N/A        20,000
Masco Corp                     COM       574599106            998      40,000   Sh         SOLE     N/A        40,000
Mcdata Corp (Class A)          COM       580031201            179      10,200   Sh         SOLE     N/A        10,200
Medarex Inc                    COM       583916101          1,464      62,300   Sh         SOLE     N/A        62,300
Medimmune Inc.                 COM       584699102            944      20,000   Sh         SOLE     N/A        20,000
Metlife Inc                    COM       59156R108            505      16,300   Sh         SOLE     N/A        16,300
Microsoft Corporation          COM       594918104            679       9,300   Sh         SOLE     N/A         9,300
Nasdaq 100 Shares              COM       631100104          1,828      40,000   Sh         SOLE     N/A        40,000
ONI Systems Corp               COM       68273F103          1,116      40,000   Sh         SOLE     N/A        40,000
Officemax Inc                  COM       67622M108            714     193,500   Sh         SOLE     N/A       193,500
Orchid BioSciences Inc         COM       68571P100            383      50,000   Sh         SOLE     N/A        50,000
Parametric Technology Corp     COM       699173100          2,444     174,700   Sh         SOLE     N/A       174,700
Peregrine Systems              COM       71366Q101            580      20,000   Sh         SOLE     N/A        20,000
Polo Ralph Lauren              COM       731572103            787      30,500   Sh         SOLE     N/A        30,500
Quest Software                 COM       74834T103          1,355      35,900   Sh         SOLE     N/A        35,900
Radio One                      COM       75040P108            315      13,700   Sh         SOLE     N/A        13,700
Redback Network                COM       757209101          1,741     195,200   Sh         SOLE     N/A       195,200
Roxio Inc                      COM       780008108          1,625     125,000   Sh         SOLE     N/A       125,000
S&P Depository Trades and Q    COM       78462F103          4,904      40,000   Sh         SOLE     N/A        40,000
Silicon Graphics               COM       827056102            139     100,000   Sh         SOLE     N/A       100,000
Silicon Image, Inc.            COM       82705T102          2,832     566,400   Sh         SOLE     N/A       566,400
Six Flags Inc                  COM       83001P109          3,995     189,900   Sh         SOLE     N/A       189,900
Smurfit Stone Container Corp   COM       832727101            531      32,800   Sh         SOLE     N/A        32,800
Spanish Broadcasting Systems   COM       846425882            411      50,000   Sh         SOLE     N/A        50,000
Staples Inc                    COM       855030102          1,658     103,700   Sh         SOLE     N/A       103,700
Starbucks Corp                 COM       855244109          2,056      89,400   Sh         SOLE     N/A        89,400
TCF Financials                 COM       872275102            542      11,700   Sh         SOLE     N/A        11,700
Texas Instruments              COM       882508104            638      20,000   Sh         SOLE     N/A        20,000
Thermo Electron                COM       883556102          1,167      53,000   Sh         SOLE     N/A        53,000
UTStarcom Inc                  COM       918076100            524      22,500   Sh         SOLE     N/A        22,500
Univision Communications Inc   COM       914906102          1,070      25,000   Sh         SOLE     N/A        25,000
Usa Networks Inc               COM       902984103            560      20,000   Sh         SOLE     N/A        20,000
Verisign Inc                   COM       92343E102          1,692      28,200   Sh         SOLE     N/A        28,200
Verisity Inc                   COM       M97385112            400      25,000   Sh         SOLE     N/A        25,000
Waste Management               COM       94106L109          1,942      63,000   Sh         SOLE     N/A        63,000
Western Digital                COM       958102105          2,125     538,000   Sh         SOLE     N/A       538,000
Westvaco Corp                  COM       961548104          1,300      53,500   Sh         SOLE     N/A        53,500
Yahoo! Inc.                    COM       984332106          1,099      55,000   Sh         SOLE     N/A        55,000
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                                      80                   99,066
